FIS Bright Portfolios Focused Equity ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Value
Air Freight & Logistics - 0.8%
FedEx Corp.	2,286	$884,682

Automobiles - 1.6%
Tesla, Inc. (a)	4,634	1,865,231

Beverages - 2.3%
Coca-Cola Consolidated, Inc.	12,892	2,609,341

Biotechnology - 6.6%
AbbVie, Inc.	12,800	2,970,624
Amgen, Inc.	4,653	1,806,108
Gilead Sciences, Inc.	5,407	805,373
Vertex Pharmaceuticals, Inc. (a)	3,984	1,979,371
		7,561,476

Capital Markets - 2.7%
Moody's Corp.	3,271	1,562,197
S&P Global, Inc.	3,344	1,477,646
		3,039,843

Chemicals - 5.4%
DuPont de Nemours, Inc.	45,785	2,291,081
Linde PLC	7,649	3,886,304
		6,177,385

Commercial Services & Supplies - 2.6%
Waste Management, Inc.	12,339	2,971,725

Communications Equipment - 7.7%
Arista Networks, Inc. (a)	25,942	3,463,257
Cisco Systems, Inc.	67,900	5,395,334
		8,858,591

Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	1,568	1,584,919

Electric Utilities - 1.5%
NRG Energy, Inc.	9,321	1,668,086

Electrical Equipment - 4.5%
Eaton Corp. PLC	6,912	2,598,359
GE Vernova, Inc.	1,012	884,083
Vertiv Holdings Co. - Class A	6,758	1,722,547
		5,204,989

Ground Transportation - 2.0%
Old Dominion Freight Line, Inc.	3,804	772,402
Uber Technologies, Inc. (a)	19,814	1,494,372
		2,266,774

Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	20,022	2,329,560
Stryker Corp.	5,705	2,210,459
		4,540,019

Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp.	4,085	710,341

Insurance - 6.4%
Allstate Corp.	10,004	2,146,058
Chubb Ltd.	4,907	1,672,600
Travelers Cos., Inc.	5,046	1,557,398
W R Berkley Corp.	27,709	1,986,735
		7,362,791

IT Services - 1.0%
Akamai Technologies, Inc. (a)	11,976	1,178,318

Machinery - 5.4%
Caterpillar, Inc.	2,501	1,857,818
Cummins, Inc.	4,780	2,790,898
Illinois Tool Works, Inc.	5,117	1,487,154
		6,135,870

Metals & Mining - 1.5%
Nucor Corp.	9,493	1,679,122

Oil, Gas & Consumable Fuels - 2.8%
EQT Corp.	12,057	740,541
Exxon Mobil Corp.	10,343	1,577,308
Targa Resources Corp.	3,774	889,909
		3,207,758

Pharmaceuticals - 4.3%
Eli Lilly & Co.	4,623	4,863,350

Semiconductors & Semiconductor Equipment - 16.2%
Advanced Micro Devices, Inc. (a)	5,390	1,079,132
ASML Holding NV	462	670,159
Broadcom, Inc.	18,455	5,897,295
NVIDIA Corp.	48,881	8,661,224
Qnity Electronics, Inc.	17,708	2,244,666
		18,552,476

Software - 6.9%
Adobe, Inc. (a)	2,534	664,947
Crowdstrike Holdings, Inc. - Class A (a)	2,784	1,035,592
Oracle Corp.	7,119	1,035,103
Palo Alto Networks, Inc. (a)	29,635	4,413,244
Salesforce, Inc.	3,513	684,297
		7,833,183

Specialty Retail - 5.0%
O'Reilly Automotive, Inc. (a)	23,025	2,161,587
TJX Cos., Inc.	21,794	3,523,218
		5,684,805

Technology Hardware, Storage & Peripherals - 1.2%
Dell Technologies, Inc. - Class C	9,446	1,398,764
TOTAL COMMON STOCKS (Cost $89,809,911)		107,839,839

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	6,382,837	6,382,837
TOTAL MONEY MARKET FUNDS (Cost $6,382,837)		6,382,837

TOTAL INVESTMENTS - 100.0% (Cost $96,192,748)		114,222,676
Other Assets in Excess of Liabilities - 0.0% (c)		19,788
TOTAL NET ASSETS - 100.0%		$114,242,464

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(c)	Represents less than 0.05% of net assets.

FIS Bright Portfolios Focused Equity ETF
Notes to Quarterly Schedule of Investments
February 28, 2026 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets Investments:
Common Stocks	$107,839,839	$–	$–	$107,839,839
Money Market Funds	6,382,837	–	–	6,382,837
Total Investments	$114,222,676	$–	$–	$114,222,676

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of February 28, 2026
(% of Net Assets)
United States	$109,281,558	95.7%
Ireland	2,598,359	2.3
Switzerland	1,672,600	1.5
Netherlands	670,159	0.5
Other Assets in Excess of Liabilities	19,788	0.0 (a)
	$114,242,464	100.0%

(a)	Represents less than 0.05% of net assets.

Sector Classification as of February 28, 2026
(% of Net Assets)
Information Technology	$37,821,332	33.1%
Industrials	17,464,040	15.3
Health Care	16,964,845	14.8
Financials	10,402,634	9.1
Materials	7,856,507	6.9
Consumer Discretionary	7,550,036	6.6
Consumer Staples	4,194,260	3.7
Energy	3,207,758	2.8
Utilities	2,378,427	2.1
Money Market Funds	6,382,837	5.6
Other Assets in Excess of Liabilities	19,788	0.0 (a)
	$114,242,464	100.0%

(a)	Represents less than 0.05% of net assets.